UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mount Lucas Management Corporation
Address:   47 Hulfish Street, Suite 510
           Princeton, NJ 08542

Form 13F File Number: 28-11021

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Timothy J. Rudderow
Title:  President
Phone:  609-924-8868

Signature,  Place,  and  Date  of  Signing:

/s/ Timothy J. Rudderow             Princeton, New Jersey             05/03/2006
-----------------------             ---------------------             ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          112
                                         -----------
Form 13F Information Table Value Total:   $1,324,777
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
ABBOTT LABORATORIES            COM              002824100     1083    25500 SH       SOLE                25500      0    0
ACE LTD                        ORD              G0070K103     2117    40700 SH       SOLE                40700      0    0
ADOBE SYSTEMS INC              COM              00724F101     1771    50700 SH       SOLE                50700      0    0
AETNA INC                      COM              00817Y108     2567    52243 SH       SOLE                52243      0    0
AFLAC INC                      COM              001055102      628    13900 SH       SOLE                13900      0    0
ALLSTATE CORP                  COM              020002101      886    17000 SH       SOLE                17000      0    0
AMERADA HESS CORP              COM              023551104    10670    74932 SH       SOLE                74932      0    0
AMERICAN EXPRESS CO            COM              025816109      537    10200 SH       SOLE                10200      0    0
AMERICAN INTERNATIONAL GROUP   COM              026874107      542     8200 SH       SOLE                 8200      0    0
AON CORP                       COM              037389103     2754    66354 SH       SOLE                66354      0    0
APPLE COMPUTER INC             COM              037833100     7643   121850 SH       SOLE               121850      0    0
ASA BERMUDA LTD                COM              G3156P103     4699    72300 SH       SOLE                72300      0    0
ASHLAND INC                    COM              044209104    11705   164678 SH       SOLE               164678      0    0
AUTOMATIC DATA PROCESSING      COM              053015103      579    12700 SH       SOLE                12700      0    0
BANK OF AMERICA CORP           COM              060505104    16739   367568 SH       SOLE               367568      0    0
BERKSHIRE HATHAWAY INC-CL B    CL B             084670207    12467     4139 SH       SOLE                 4139      0    0
BLACKROCK DIVIDEND ACHIEVERS   COM              09250N107     2995   228600 SH       SOLE               228600      0    0
BUNGE LIMITED                  COM              G16962105    36400   653380 SH       SOLE               653380      0    0
CARNIVAL CORP                  PAIRED CTF       143658300     1373    29000 SH       SOLE                29000      0    0
CATERPILLAR INC                COM              149123101     1651    23000 SH       SOLE                23000      0    0
CHEVRON CORP                   COM              166764100    18573   320390 SH       SOLE               320390      0    0
CHUBB CORP                     COM              171232101    10548   110502 SH       SOLE               110502      0    0
CITIGROUP INC                  COM              172967101    13733   290770 SH       SOLE               290770      0    0
COCA-COLA CO/THE               COM              191216100      804    19200 SH       SOLE                19200      0    0
COHEN & STEERS REIT UTI & IN   COM              19247Y108     2867   150279 SH       SOLE               150279      0    0
COHEN & STEERS SEL UTILITY     COM              19248A109     6031   294900 SH       SOLE               294900      0    0
COMCAST CORP-CL A              COM              20030N101      559    21400 SH       SOLE                21400      0    0
CONOCOPHILLIPS                 COM              20825C104    19163   303443 SH       SOLE               303443      0    0
CONSTELLATION ENERGY GROUP     COM              210371100      996    18200 SH       SOLE                18200      0    0
CORNING INC                    COM              219350105      950    35300 SH       SOLE                35300      0    0
COSTCO WHOLESALE CORP          COM              22160K105      455     8400 SH       SOLE                 8400      0    0
COVENTRY HEALTH CARE INC       COM              222862104     4008    74256 SH       SOLE                74256      0    0
CUMMINS INC                    COM              231021106    21683   206307 SH       SOLE               206307      0    0
DANAHER CORP                   COM              235851102      470     7400 SH       SOLE                 7400      0    0
DR HORTON INC                  COM              23331A109      970    29200 SH       SOLE                29200      0    0
DREMAN/CLAYMORE DVD & INCOME   COM              26153R100     4160   221500 SH       SOLE               221500      0    0
DU PONT (E.I.) DE NEMOURS      COM              263534109    19050   451300 SH  CALL SOLE               451300      0    0
EASTMAN CHEMICAL COMPANY       COM              277432100     8492   165924 SH       SOLE               165924      0    0
ELECTRONIC ARTS INC            COM              285512109      700    12800 SH       SOLE                12800      0    0
ELI LILLY & CO                 COM              532457108     1378    24900 SH       SOLE                24900      0    0
EMERSON ELECTRIC CO            COM              291011104      461     5500 SH       SOLE                 5500      0    0
EOG RESOURCES INC              COM              26875P101     4849    67347 SH       SOLE                67347      0    0
EXPRESS SCRIPTS INC            COM              302182100     2989    34004 SH       SOLE                34004      0    0
FANNIE MAE                     COM              313586109    16275   316625 SH       SOLE               316625      0    0
FANNIE MAE                     COM              313586109    47071   915800 SH  CALL SOLE               915800      0    0
FEDERATED DEPARTMENT STORES    COM              31410H101    10402   142490 SH       SOLE               142490      0    0
FEDEX CORP                     COM              31428X106      678     6000 SH       SOLE                 6000      0    0
FRANKLIN RESOURCES INC         COM              354613101     3157    33500 SH       SOLE                33500      0    0
GABELLI DIVIDEND & INCOME TR   COM              36242H104     7256   394400 SH       SOLE               394400      0    0
GENERAL DYNAMICS CORP          COM              369550108      512     8000 SH       SOLE                 8000      0    0
GENERAL ELECTRIC CO            COM              369604103      620    17800 SH       SOLE                17800      0    0
GENZYME CORP                   COM              372917104     1043    15500 SH       SOLE                15500      0    0
GILEAD SCIENCES INC            COM              375558103      927    14900 SH       SOLE                14900      0    0
GOLDEN WEST FINANCIAL CORP     COM              381317106     2255    33200 SH       SOLE                33200      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104     6934    44178 SH       SOLE                44178      0    0
GREATER CHINA FUND             COM              39167B102     6333   359592 SH       SOLE               359592      0    0
HARTFORD FINANCIAL SVCS GRP    COM              416515104     8465   105082 SH       SOLE               105082      0    0
HERSHEY CO/THE                 COM              427866108     2481    47500 SH       SOLE                47500      0    0
HEWLETT-PACKARD CO             COM              428236103      519    15800 SH       SOLE                15800      0    0
HOME DEPOT INC                 COM              437076102      576    13600 SH       SOLE                13600      0    0
HUMANA INC                     COM              444859102     2776    52718 SH       SOLE                52718      0    0
INTEL CORP                     COM              458140100     8060   414170 SH       SOLE               414170      0    0
JOHN HANCOCK T/A DVD INCOME    COM              41013V100     6226   362000 SH       SOLE               362000      0    0
JOHNSON & JOHNSON              COM              478160104      681    11500 SH       SOLE                11500      0    0
JPMORGAN CHASE & CO            COM              46625H100    19926   478520 SH       SOLE               478520      0    0
KB HOME                        COM              48666K109    10801   166210 SH       SOLE               166210      0    0
KLA-TENCOR CORPORATION         COM              482480100      393     8100 SH       SOLE                 8100      0    0
KROGER CO                      COM              501044101     1135    55700 SH       SOLE                55700      0    0
LOUISIANA-PACIFIC CORP         COM              546347105     9260   340404 SH       SOLE               340404      0    0
LOWE'S COS INC                 COM              548661107      902    14000 SH       SOLE                14000      0    0
MARATHON OIL CORP              COM              565849106    23589   309690 SH       SOLE               309690      0    0
MARSH & MCLENNAN COS           COM              571748102      960    32700 SH       SOLE                32700      0    0
MCDONALD'S CORP                COM              580135101     8217   239167 SH       SOLE               239167      0    0
MCKESSON CORP                  COM              58155Q103     2504    48030 SH       SOLE                48030      0    0
MEDTRONIC INC                  COM              585055106     1492    29400 SH       SOLE                29400      0    0
MONSANTO CO                    COM              61166W101     2795    32974 SH       SOLE                32974      0    0
NABORS INDUSTRIES LTD          SHS              G6359F103    15271   213355 SH       SOLE               213355      0    0
NASDAQ-100 INDEX TRCKNG STCK   UNIT SER 1       631100104   564576 13464700 SH  CALL SOLE             13464700      0    0
NOBLE CORP                     SHS              G65422100    31001   382252 SH       SOLE               382252      0    0
NORDSTROM INC                  COM              655664100     3124    79710 SH       SOLE                79710      0    0
NORTHROP GRUMMAN CORP          COM              666807102     1830    26800 SH       SOLE                26800      0    0
NUCOR CORP                     COM              670346105    14342   136861 SH       SOLE               136861      0    0
NVIDIA CORP                    COM              67066G104     3827    66835 SH       SOLE                66835      0    0
OIL SERVICE HOLDRS TRUST       DEPOSTRY RCPT    678002106    19394   132100 SH       SOLE               132100      0    0
PAYCHEX INC                    COM              704326107      733    17600 SH       SOLE                17600      0    0
PEPSICO INC                    COM              713448108      543     9400 SH       SOLE                 9400      0    0
PETROCHINA CO LTD -ADR         SPONSORED ADR    71646E100    32568   310316 SH       SOLE               310316      0    0
PFIZER INC                     COM              717081103     1088    43700 SH       SOLE                43700      0    0
PHELPS DODGE CORP              COM              717265102    10899   135338 SH       SOLE               135338      0    0
QUALCOMM INC                   COM              747525103     1134    22400 SH       SOLE                22400      0    0
SCHLUMBERGER LTD               COM              806857108    41931   331287 SH       SOLE               331287      0    0
SCHNITZER STEEL INDS INC-A     COM              806882106     8268   192950 SH       SOLE               192950      0    0
SCHWAB (CHARLES) CORP          COM              808513105      636    37000 SH       SOLE                37000      0    0
SLM CORP                       COM              78442P106      551    10600 SH       SOLE                10600      0    0
SOUTHERN CO                    COM              842587107      504    15400 SH       SOLE                15400      0    0
ST JUDE MEDICAL INC            COM              790849103     2780    67800 SH       SOLE                67800      0    0
SUNOCO INC                     COM              86764P109     7036    90691 SH       SOLE                90691      0    0
SUNTRUST BANKS INC             COM              867914103      488     6700 SH       SOLE                 6700      0    0
TARGET CORP                    COM              87612E106      521    10000 SH       SOLE                10000      0    0
THE WALT DISNEY CO.            COM              254687106     1690    60600 SH       SOLE                60600      0    0
TIFFANY & CO                   COM              886547108     2388    63600 SH       SOLE                63600      0    0
TIME WARNER INC                COM              887317105     2002   119200 SH       SOLE               119200      0    0
TRANSOCEAN INC                 ORD              G90078109    40197   500590 SH       SOLE               500590      0    0
UNITEDHEALTH GROUP INC         COM              91324P102      793    14200 SH       SOLE                14200      0    0
UNUMPROVIDENT CORP             COM              91529Y106     8546   417307 SH       SOLE               417307      0    0
VALERO ENERGY CORP             COM              91913Y100     6657   111356 SH       SOLE               111356      0    0
WACHOVIA CORP                  COM              929903102     7759   138438 SH       SOLE               138438      0    0
WALGREEN CO                    COM              931422109      854    19800 SH       SOLE                19800      0    0
WASHINGTON MUTUAL INC          COM              939322103      886    20800 SH       SOLE                20800      0    0
WEYERHAEUSER CO                COM              962166104    10028   138453 SH       SOLE               138453      0    0
WYETH                          COM              983024100      466     9600 SH       SOLE                 9600      0    0
XILINX INC                     COM              983919101      550    21600 SH       SOLE                21600      0    0